Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subordinated Liabilities [Abstract]
Schedule of subordinated liabilities detail, by currency of issue

	Millions of euros			December 31, 2017
				Outstanding
				issue amount
				in foreign	Annual
				currency	interest
Currency of issue	2017	2016	2015	(millions)	rate (%)

Euro	11,240	8,044	8,001	11,240	3.93%
U.S. dollar	8,008	9,349	9,174	11,996	5.51%
Pound sterling	874	949	851	250	8.94%
Brazilian real	131	136	1,878	146	7.00%
Other currencies	1,257	1,424	1,249
Balance at end of year	21,510	19,902	21,153
Of which, preference shares	404	413	449
Of which, preference participations	8,369	6,916	6,749

Schedule of changes in subordinated liabilities
	Millions of euros
	2017	2016	2015

Balance at beginning of year	19,902	21,153	17,132
Net inclusion of entities in the Group (Note 3)	11	—	—
Placements	2,994	2,395	4,787
Of which:
Banco Santander, S.A. (Including issuer entities)	2,894	2,328	2,878
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	59	—
Santander UK Group Holdings plc	—	—	1,377
Santander UK plc	—	—	521
Société Financière de Banque – SOFIB (currently PSA Banque France)	78	—	—

Redemptions and repurchases (*)	(870)	(2,812)	(1,029)
Of which:
Banco Santander (Brasil) S.A.	—	(716)	(60)
Santander Consumer Finance, S.A.	—	(70)	—
Santander UK plc	(60)	(51)	(466)
Bank Zachodni WBK S.A.	—	—	(237)
Banco Santander, S.A. (Including issuer entities)	(453)	(1,976)	(193)
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	—	(64)
Santander Bank, National Association	(285)	—	—
Santander Holdings USA, Inc.	(72)	—	—

Exchange differences and other movements	(527)	(834)	263
Balance at end of year	21,510	19,902	21,153

(*)The balance relating to issuances, redemptions and repurchases (€2,124 million), together with the interest paid in remuneration of these issuances including PPCC (€1,199 million), is included in the cash flow from financing activities.